INTANGIBLE ASSETS - Intangible assets acquired (Details) ₴ in Millions, ৳ in Millions, $ in Millions	1 Months Ended			3 Months Ended		6 Months Ended
	Feb. 28, 2018 BDT (৳) item	Jan. 31, 2018 UAH (₴) item	Jan. 31, 2018 USD ($) item	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2018 UAH (₴) item	Mar. 31, 2018 USD ($) item	Feb. 28, 2018 USD ($) item	Dec. 31, 2017 item
Intangible assets
Intangible assets acquired | $				$ 164.0	$ 349.0	$ 624.0	$ 399.0
Impairment loss of intangible assets | $				0.0	0.0	0.0	0.0
Telecommunications licenses, frequencies and permissions
Intangible assets
Intangible assets acquired | $				90.0	312.0	490.0	317.0
Software
Intangible assets
Intangible assets acquired | $				72.0	$ 37.0	112.0	80.0
Other intangible assets
Intangible assets
Intangible assets acquired | $				2.0		22.0	$ 2.0
Brands and trademarks | Pakistan
Intangible assets
Amortization charge for the period | $				$ 21.0		$ 21.0
Acquired spectrum | JSC "Kyivstar" | Ukraine
Intangible assets
Number of 4G/LTE licenses secured | item		1	1
Total licenses | item		3	3
Payment of license acquisition costs		₴ 0.9	$ 32.0
Frequency bands (in MHz) | item		2,600	2,600
Acquired spectrum | Banglalink | Bangladesh | Minimum
Intangible assets
Frequency bands (in MHz) | item											900
Acquired spectrum | Banglalink | Bangladesh | Maximum
Intangible assets
Frequency bands (in MHz) | item											1,800
Acquired additional spectrum and 4G/LTE License | JSC "Kyivstar" | Ukraine
Intangible assets
Frequency bands (in MHz) | item								1,800	1,800
25 MHz paired spectrum cost								₴ 1,325.0	$ 47.0
Two lots of 5 MHz paired spectrum cost								₴ 1,512.0	$ 53.0
Acquired additional spectrum and 4G/LTE License | Banglalink | Bangladesh
Intangible assets
Spectrum cost | $										$ 308.6
Percentage of upfront payment	60.00%									60.00%
Percentage of remaining payment	40.00%									40.00%
Remaining payment term	4 years
Amount payable to convert into technology neutral spectrum | $										$ 35.0
Total consideration for acquisition of additional 4G/LTE spectrum	৳ 100									$ 1.2
Acquired additional spectrum and 4G/LTE License | Banglalink | Bangladesh | Minimum
Intangible assets
Frequency bands (in MHz) | item	1,800									1,800
Acquired additional spectrum and 4G/LTE License | Banglalink | Bangladesh | Maximum
Intangible assets
Frequency bands (in MHz) | item	2,100									2,100